Financial instruments by categories (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade Payables	R$ 106,023	R$ 78,389
Lease liabilities	2,433	3,344	R$ 3,205
Total non-derivatives		1,308
Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Trade Payables	74,621	53,951
Loans and borrowing	96,125	167,214
Lease liabilities	2,726	3,886
Total non-derivatives	173,472	225,051
Carrying Amount Assets And Liabilities [Member]
IfrsStatementLineItems [Line Items]
Trade Payables	74,621	53,951
Loans and borrowing	78,671	146,594
Lease liabilities	2,433	3,344
Total non-derivatives	155,725	203,889
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Payables	74,621	53,951
Loans and borrowing	39,053	53,285
Lease liabilities	1,470	1,288
Total non-derivatives	115,144	108,524
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade Payables
Loans and borrowing	36,093	55,378
Lease liabilities	883	1,365
Total non-derivatives	36,976	56,743
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade Payables
Loans and borrowing	20,979	41,421
Lease liabilities	373	900
Total non-derivatives	21,352	42,321
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade Payables
Loans and borrowing		17,130
Lease liabilities		333
Total non-derivatives		R$ 17,463